Investments - Contractual Maturities for Investments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fixed maturity securities
Amortized Cost
Due in one year or less	$ 566.7	$ 701.7
Due after one year through five years	2,130.3	1,237.6
Due after five years through ten years	255.5	94.8
Due after ten years	318.9	126.7
Total fixed maturity securities	3,271.4	2,160.8
Fair Value
Due in one year or less	555.9	688.1
Due after one year through five years	2,119.5	1,156.9
Due after five years through ten years	256.0	90.6
Due after ten years	313.5	115.3
Total fixed maturity securities	3,244.9	2,050.9
Short-Term Investments
Amortized Cost
Total fixed maturity securities	49.0	257.0
Fair Value
Total fixed maturity securities	$ 49.0	$ 257.0